UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:6/30/97

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [  ] is a restatement.
                                   [  ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:   28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $138947


List of Other Included Managers:       None

                                                          FORM 13F INFORMATION
TABLE
Name of Issuer        Item 2      Cusip #
                                               Fair Market Shares or Investment
Mgrs          Voting
                       Title Of                  Value          Prn. Amt.
Discretion      (N/A)        Auth.
                        Class                   (x$1000)
  (a)Sole                   (a)Sole
3-COM SYSTEMS           Common    885535104         457           10150
     10150                   10150
ALLSTATE CORP.          Common    020002101         949           13000
     13000                   13000
ALCOA                   Common    022249205        1022           13555
     13555                   13555
AMERICAN STANDARD       Common    029712106         951           21250
     21250                   21250
ARCADIA FIN'L           Common    039101100         167           18200
     18200                   18200
ATMEL CORPORATION       Common    049513104         253            9050
      9050                    9050
BANK ONE                Common    06423a103         365            7532
      7532                    7532
BANKAMERICA CORP        Common    066050105       13270          205536
    205536                  205536
BERKSHIRE HATHAWAY      Common    084670108         236               5
         5                       5
BEST BUY CO. INC.       Common    086516101         578           39050
     39050                   39050
CABLETRON SYSTEMS       Common    126920107        1431           50600
     50600                   50600
C-CUBE INC              Common    125015107         219           12500
      2500                   12500
CHASE MANHATTAN BANK    Common    16161a108       10391          107055
    107055                  107055
CIRCUIT CITY STORES     Common    172737108        3083           86680
     86680                   86680
CISCO SYSTEMS           Common    17275r102       11701          174319
    174319                  174319
CITIGROUP               Common    172967101        1989           16500
     16500                   16500
COMDISCO                Common    200336105         354           13647
     13647                   13647
COMPAQ COMPUTER CORP    Common    204493100        1649           16580
     16580                   16580
"CONSECO, INC."         Common    208464107        2088           56420
     56420                   56420
DAIMLER CHRYSLER        Common    171196108         626           19049
     19049                   19049
DEERE COMPANY           Common    244199105        3153           57450
     57450                   57450
DISNEY-WALT CO.         Common    254687106        1114           13886
     13886                   13886
DUPONT DE NEMOURS       Common    263534109         334            5310
      5310                    5310
FINISH LINE INC         Common    317923100         317           21700
     21700                   21700
FORD MOTOR COMPANY      Common    345370100         382           10061
     10061                   10061
GENERAL ELECTRIC        Common    369604103         317            4872
      4872                    4872
GENERAL MOTORS          Common    370442105        3841           68895
     68895                   68895
GRAND CASINOS           Common    385269105         870           59000
     59000                   59000
GTE CORPORATION         Common    362320103         290            6600
      6600                    6600
HEWLETT-PACKARD         Common    428236103        9899          176775
    176775                  176775
ILL TOOL WORKS          Common    452308109         262            5240
      5240                    5240
INTEL CORP.             Common    458140100       12529           88351
     88351                   88351
INT'L BUSINESS          Common    459200101       11009          121984
    121984                  121984
ISOLYSER INC            Common    464888106         178           65650
     65650                   65650
JOHNSON & JOHNSON       Common    478160104         238            3700
      3700                    3700
LUCENT TECH.            Common    549463107        1451           20140
     20140                   20140
MAIL WELL INC.          Common    560321200        2097           73575
     73575                   73575
MERCK & CO. INC.        Common    589331107        2689           26279
     26279                   26279
MICROSOFT CORP          Common    594918104         213            1686
      1686                    1686
MORGAN DEAN WITTER      Common    617446448        6807          158084
    158084                  158084
MOTOROLA INC.           Common    620076109         247            3250
      3250                    3250
NATIONS BANK            Common    638585109        6369           98648
     98648                   98648
ORACLE SYSTEMS          Common    68389x105         651           12923
     12923                   12923
PEPSICO INC.            Common    713448108         349            9282
      9282                    9282
PFIZER-INC.             Common    717081103       11412           95497
     95497                   95497
RAINFOREST CAFES        Common    75086k104         388           15300
     15300                   15300
SEARS ROEBUCK CO.       Common    812387108        3725           69300
     69300                   69300
SUN MICROSYSTEMS        Common    866810104        4889          131350
    131350                  131350
SUNAMERICA INC          Common    866930100        1143           23450
     23450                   23450
TRAVELERS INSURANCE     Common    885502104       11398          180738
    180738                  180738
TRAVELERS PROP CAS      Common    893939108         506           12700
     12700                   12700
T-ROWE PRICE            Common    741477103         356            6900
      6900                    6900
U.S. BANKCORP           Common    319279105       10808          126590
    126590                  126590
WALGREEN CO             Common    931422109        4923           91805
     91805                   91805
TOTALS FOR 2Q97                                  138947         2338916
   2338916                 2338916